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                       METROPOLITAN LIFE INSURANCE COMPANY

                       NEW ENGLAND VARIABLE ANNUITY FUND I
                 NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                        SUPPLEMENT DATED NOVEMBER 5, 2009
                            TO THE PROSPECTUSES DATED
      NOVEMBER 1, 2002 (AS SUPPLEMENTED) AND MAY 1, 1988 (AS SUPPLEMENTED)

This supplement updates certain information in the prospectuses referenced above. You should read and retain this supplement.

DISTRIBUTION OF THE CONTRACTS

The address of the principal executive offices for New England Securities Corporation has changed. The new address is: 1095 Avenue of the Americas, New York, NY 10036.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

1095 Avenue of the Americas                                       (800) 777-5897
New York, NY 10036

                                                        SUPP-VA FUND I/WVA-11/09